Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

Note	22 | Cash and cash equivalents

	12.31.25	12.31.24	12.31.23
Cash and banks (1)	136,911	26,549	4,004
Time deposits	9,714	4,326	-
Mutual funds	60,555	590	22,144
Total cash and cash equivalents	207,180	31,465	26,148

(1)	As of December 31, 2025 and 2024, includes restricted funds for $ 108 and $ 484.

The reconciliation of the balances of cash and cash equivalents that are disclosed in the Statement of Cash Flows in accordance with the provisions of IAS 7 is as follows:

	12.31.25	12.31.24	12.31.23
Balances as above	207,180	31,465	26,148
Bank overdrafts (Note 29)	(66,060)	(72,970)	-
Balances per statement of cash flows	141,120	(41,505)	26,148